Related parties - Summary of Transactions Between Related Parties (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sistema PJSFC [Member]
Disclosure of transactions between related parties [line items]
Sales to related parties			₽ 5
Purchases from related parties	₽ 193	₽ 309	226
Amounts owed to related parties	9	18	15
Litres [Member]
Disclosure of transactions between related parties [line items]
Sales to related parties	6	5	5
Purchases from related parties	11	6	1
Amounts owed by related parties	144	1
Amounts owed to related parties	₽ 2	₽ 3	₽ 1